Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenue	$ 1,947	$ 2,015	$ 4,144	$ 4,289
Energy supply costs	507	524	1,236	1,278
Operating expenses	553	567	1,106	1,146
Depreciation and amortization	309	298	611	595
Operating income	578	626	1,191	1,270
Other income, net	18	20	27	48
Finance charges	243	232	479	461
Income tax expense	61	102	83	208
Net earnings	292	312	656	649
Non-controlling interests	35	38	60	65
Preference share dividends	17	17	33	33
Common equity shareholders	240	257	563	551
Goodwill	12,150	11,991	12,150	11,991	$ 11,644
Total assets	50,249	47,581	50,249	47,581	$ 47,822
Capital expenditures	792	719	1,477	1,428
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	(1)	(2)	(4)	(6)
Energy supply costs	0	(1)	0	(1)
Operating expenses	(1)	(1)	(4)	(5)
Depreciation and amortization	0	0	0	0
Operating income	0	0	0	0
Other income, net	0	(1)	0	(1)
Finance charges	0	(1)	0	(1)
Income tax expense	0	0	0	0
Net earnings	0	0	0	0
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	0	0	0	0
Goodwill	0	0	0	0
Total assets	(51)	(65)	(51)	(65)
Capital expenditures	0	0	0	0
REGULATED | Operating segments
Segment Reporting Information [Line Items]
Revenue	1,899	1,957	4,051	4,179
Energy supply costs	507	525	1,235	1,278
Operating expenses	544	549	1,080	1,107
Depreciation and amortization	300	289	594	578
Operating income	548	594	1,142	1,216
Other income, net	20	20	35	48
Finance charges	193	185	383	363
Income tax expense	85	132	168	264
Net earnings	290	297	626	637
Non-controlling interests	22	25	42	47
Preference share dividends	0	0	0	0
Common equity shareholders	268	272	584	590
Goodwill	12,123	11,964	12,123	11,964
Total assets	48,650	45,972	48,650	45,972
Capital expenditures	763	716	1,446	1,421
REGULATED | Operating segments | ITC
Segment Reporting Information [Line Items]
Revenue	374	408	728	803
Energy supply costs	0	0	0	0
Operating expenses	109	114	212	226
Depreciation and amortization	57	56	113	110
Operating income	208	238	403	467
Other income, net	11	10	21	20
Finance charges	70	67	138	130
Income tax expense	45	67	77	132
Net earnings	104	114	209	225
Non-controlling interests	18	21	37	41
Preference share dividends	0	0	0	0
Common equity shareholders	86	93	172	184
Goodwill	8,082	7,960	8,082	7,960
Total assets	18,786	17,885	18,786	17,885
Capital expenditures	245	244	468	512
REGULATED | Operating segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	530	552	974	1,010
Energy supply costs	186	175	348	346
Operating expenses	157	150	296	297
Depreciation and amortization	67	67	132	133
Operating income	120	160	198	234
Other income, net	4	3	6	15
Finance charges	25	26	50	52
Income tax expense	18	48	23	67
Net earnings	81	89	131	130
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	81	89	131	130
Goodwill	1,819	1,793	1,819	1,793
Total assets	9,451	8,696	9,451	8,696
Capital expenditures	144	121	269	248
REGULATED | Operating segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	201	206	476	464
Energy supply costs	63	64	182	149
Operating expenses	97	99	202	208
Depreciation and amortization	18	17	35	34
Operating income	23	26	57	73
Other income, net	3	1	5	2
Finance charges	11	11	21	21
Income tax expense	3	6	8	21
Net earnings	12	10	33	33
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	12	10	33	33
Goodwill	594	585	594	585
Total assets	3,376	3,089	3,376	3,089
Capital expenditures	59	53	107	103
REGULATED | Operating segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	226	227	655	676
Energy supply costs	50	72	184	254
Operating expenses	75	73	151	145
Depreciation and amortization	55	50	110	100
Operating income	46	32	210	177
Other income, net	1	6	2	10
Finance charges	34	29	67	58
Income tax expense	6	3	40	26
Net earnings	7	6	105	103
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	7	6	105	103
Goodwill	913	913	913	913
Total assets	6,347	6,175	6,347	6,175
Capital expenditures	114	103	200	197
REGULATED | Operating segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	143	148	284	295
Energy supply costs	0	0	0	0
Operating expenses	39	48	81	100
Depreciation and amortization	48	46	95	95
Operating income	56	54	108	100
Other income, net	0	1	0	2
Finance charges	24	24	49	46
Income tax expense	0	0	0	0
Net earnings	32	31	59	56
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	32	31	59	56
Goodwill	227	227	227	227
Total assets	4,550	4,241	4,550	4,241
Capital expenditures	104	102	223	195
REGULATED | Operating segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	89	85	201	198
Energy supply costs	19	21	62	67
Operating expenses	24	21	50	44
Depreciation and amortization	15	15	30	31
Operating income	31	28	59	56
Other income, net	0	0	1	0
Finance charges	10	9	20	18
Income tax expense	6	3	9	7
Net earnings	15	16	31	31
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	15	16	31	31
Goodwill	235	235	235	235
Total assets	2,210	2,155	2,210	2,155
Capital expenditures	25	25	54	46
REGULATED | Operating segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	336	331	733	733
Energy supply costs	189	193	459	462
Operating expenses	43	44	88	87
Depreciation and amortization	40	38	79	75
Operating income	64	56	107	109
Other income, net	1	(1)	0	(1)
Finance charges	19	19	38	38
Income tax expense	7	5	11	11
Net earnings	39	31	58	59
Non-controlling interests	4	4	5	6
Preference share dividends	0	0	0	0
Common equity shareholders	35	27	53	53
Goodwill	253	251	253	251
Total assets	3,930	3,731	3,930	3,731
Capital expenditures	72	68	125	120
NON-REGULATED | Operating segments | Energy Infrastructure
Segment Reporting Information [Line Items]
Revenue	49	59	97	115
Energy supply costs	0	0	1	1
Operating expenses	6	10	19	23
Depreciation and amortization	8	8	16	16
Operating income	35	41	61	75
Other income, net	0	0	0	0
Finance charges	2	1	3	2
Income tax expense	0	2	2	7
Net earnings	33	38	56	66
Non-controlling interests	13	13	18	18
Preference share dividends	0	0	0	0
Common equity shareholders	20	25	38	48
Goodwill	27	27	27	27
Total assets	1,566	1,581	1,566	1,581
Capital expenditures	29	3	31	7
NON-REGULATED | Operating segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	1	0	1
Energy supply costs	0	0	0	0
Operating expenses	4	9	11	21
Depreciation and amortization	1	1	1	1
Operating income	(5)	(9)	(12)	(21)
Other income, net	(2)	1	(8)	1
Finance charges	48	47	93	97
Income tax expense	(24)	(32)	(87)	(63)
Net earnings	(31)	(23)	(26)	(54)
Non-controlling interests	0	0	0	0
Preference share dividends	17	17	33	33
Common equity shareholders	(48)	(40)	(59)	(87)
Goodwill	0	0	0	0
Total assets	84	93	84	93
Capital expenditures	$ 0	$ 0	$ 0	$ 0